Trust Activities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trust activities [line items]
Debt securities and certificates of participation in financial trusts	$ 530,899	$ 858,799
Assets transferred by the Bank	9,604	10,024
Assets managed by the Bank	2,023,925	3,111,878
Bank Trust [member]
Disclosure of trust activities [line items]
Assets managed by the Bank	$ 12,162,079	$ 14,016,687